Operating Segment Information - Summary of Revenues by Geographical Area (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Revenue	¥ 120,986	¥ 115,278	¥ 102,475
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [Member]
Disclosure of geographical areas [Line Items]
Revenue	80,058	76,517	67,923
International [member]
Disclosure of geographical areas [Line Items]
Revenue	37,082	34,744	3,624
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of geographical areas [Line Items]
Revenue	¥ 3,846	¥ 4,017	¥ 30,928